Non-Controlling Interest	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

18. NON-CONTROLLING INTEREST

As of December 31, 2018, non-controlling interest related to the 1% equity interest in APTUS BIOTECHNOLOGY (MACAO) LIMITED, 10% equity interest in mTOR (Hong Kong) Limited, 5% equity interest in Aptorum Medical Limited ("AML"), 20% equity interest in Acticule, and 20% equity interest in the Lanither Life Sciences Limited in the consolidated balance sheets was deficit of $368,533 in total.

On March 29, 2019, AML, a majority-owned subsidiary of the Group, issued 112 shares to a director of the Group, which resulted an increase of his equity interest of AML from 5% to 6%. A deficit of $10,672 was reclassified from additional paid-in capital to non-controlling interests within the Group's consolidated financial statements

On April 24, 2019, the Smart Pharma Tokens ("SMPT tokens") was announced to be launched. The SMPT tokens are secured by way of a floating charge against the Project intellectual property ("IP") to guarantee the distribution of accrued sales-based royalties, sublicensing income or additional cash flow generated by drug candidates developed by the Smart-ACTTM platform. SMPT token holders will only be eligible to receive a token distribution if any sales-based royalties, sublicensing income or additional cash flow is generated by drug candidates developed by the Smart-ACTTM platform, as and when SPLP declares the distribution. Because the token distribution is secured by a security interest in such intellectual property rights, if and when SPLP defaults in its distribution obligations to the SMPT token holders, or in the event of liquidation, dissolution or winding up of SPLP, the floating charge may crystallize into a fixed charge over the charged assets (i.e., the Project IP owned by SPLP).

Total 1 billion SMPT tokens are offered by Smart Pharmaceutical Limited Partnership ("SPLP"), a wholly owned subsidiary of the Group. In July 2019, SPLP transferred 100,000,000 SMPT tokens to Aenco Solutions Limited, a related party of the Group, in exchange for the services related to the tokens creation, offering and 5-year consultancy service. Amount of $300,000 were classified as a component of non-controlling interests within the Group's consolidated financial statements. The remaining 900,000,000 SMPT tokens are remained and kept by SPLP.

As of December 31, 2019, non-controlling interest related to 10% equity interest in mTOR (Hong Kong) Limited, 6% equity interest in Aptorum Medical Limited, 20% equity interest in Acticule, 20% equity interest in the Lanither Life Sciences Limited and the token issued by SPLP in the consolidated balance sheets was deficit of $1,509,456 in total.

For the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017, non-controlling interest in the consolidated statements of operations were loss of $1,430,176, $302,762 and $14,045, respectively.